Portfolio of Investments
Columbia Small Cap Index Fund, May 31, 2020 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 99.4%
Issuer	Shares	Value ($)
Communication Services 2.7%
Diversified Telecommunication Services 1.5%
ATN International, Inc.	51,394	3,052,804
Cincinnati Bell, Inc.(a)	238,212	3,508,863
Cogent Communications Holdings, Inc.	196,920	15,068,318
Consolidated Communications Holdings, Inc.(a)	340,510	2,063,491
Iridium Communications, Inc.(a)	458,320	10,541,360
Vonage Holdings Corp.(a)	1,077,510	10,376,421
Total		44,611,257
Entertainment 0.2%
Glu Mobile, Inc.(a)	544,120	5,430,318
Marcus Corp. (The)	108,603	1,463,968
Total		6,894,286
Interactive Media & Services 0.1%
QuinStreet, Inc.(a)	217,809	2,208,583
Media 0.5%
EW Scripps Co. (The), Class A	257,464	2,232,213
Gannett Co, Inc.	618,932	810,801
Meredith Corp.	189,920	2,837,405
Scholastic Corp.	145,220	4,269,468
TechTarget, Inc.(a)	108,430	2,980,740
Total		13,130,627
Wireless Telecommunication Services 0.4%
Shenandoah Telecommunications Co.	221,420	11,648,906
Spok Holdings, Inc.	82,839	850,757
Total		12,499,663
Total Communication Services		79,344,416
Consumer Discretionary 14.7%
Auto Components 2.0%
American Axle & Manufacturing Holdings, Inc.(a)	531,390	3,778,183
Cooper Tire & Rubber Co.	237,090	6,100,326
Cooper-Standard Holding, Inc.(a)	79,560	834,584
Dorman Products, Inc.(a)	137,825	9,636,724
Fox Factory Holding Corp.(a)	182,010	13,124,741
Garrett Motion, Inc.(a)	353,510	1,827,647
Gentherm, Inc.(a)	154,690	6,295,883
Common Stocks (continued)
Issuer	Shares	Value ($)
LCI Industries	118,247	11,698,176
Motorcar Parts of America, Inc.(a)	89,570	1,416,997
Standard Motor Products, Inc.	95,479	4,062,631
Total		58,775,892
Automobiles 0.3%
Winnebago Industries, Inc.	159,140	8,657,216
Distributors 0.2%
Core-Mark Holding Co., Inc.	215,280	6,023,534
Diversified Consumer Services 0.9%
American Public Education, Inc.(a)	72,744	2,286,344
Perdoceo Education Corp.(a)	332,498	5,413,067
Regis Corp.(a)	114,200	1,201,384
Strategic Education, Inc.	103,776	17,603,523
Total		26,504,318
Hotels, Restaurants & Leisure 1.5%
BJ’s Restaurants, Inc.	90,532	1,966,355
Bloomin’ Brands, Inc.	410,390	4,682,550
Chuy’s Holdings, Inc.(a)	78,500	1,255,215
Dave & Buster’s Entertainment, Inc.	145,660	1,921,256
Dine Brands Global, Inc.	79,331	3,600,834
El Pollo Loco Holdings, Inc.(a)	92,290	1,280,062
Fiesta Restaurant Group, Inc.(a)	95,670	787,364
Monarch Casino & Resort, Inc.(a)	56,385	2,263,294
Red Robin Gourmet Burgers, Inc.(a)	61,134	847,317
Ruth’s Hospitality Group, Inc.	128,228	1,039,929
Shake Shack, Inc., Class A(a)	146,700	8,149,185
Wingstop, Inc.	139,150	16,969,343
Total		44,762,704
Household Durables 3.0%
Cavco Industries, Inc.(a)	40,560	7,714,106
Century Communities, Inc.(a)	134,370	3,969,290
Ethan Allen Interiors, Inc.	115,572	1,305,964
Installed Building Products, Inc.(a)	100,690	6,472,353
iRobot Corp.(a)	133,565	9,846,412
La-Z-Boy, Inc.	219,137	5,636,204
LGI Homes, Inc.(a)	104,230	8,694,866
Columbia Small Cap Index Fund | Quarterly Report 2020	1

Portfolio of Investments   (continued)
Columbia Small Cap Index Fund, May 31, 2020 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
M/I Homes, Inc.(a)	132,963	4,451,601
MDC Holdings, Inc.	236,599	8,042,000
Meritage Homes Corp.(a)	170,091	11,821,324
TopBuild Corp.(a)	160,390	18,395,129
Tupperware Brands Corp.	231,020	746,195
Universal Electronics, Inc.(a)	65,799	2,976,747
Total		90,072,191
Internet & Direct Marketing Retail 0.8%
Liquidity Services, Inc.(a)	127,190	726,255
PetMed Express, Inc.	95,318	3,440,980
Shutterstock, Inc.	90,460	3,430,243
Stamps.com, Inc.(a)	76,630	15,184,234
Total		22,781,712
Leisure Products 0.8%
Callaway Golf Co.	444,605	6,811,349
Sturm Ruger & Co., Inc.	78,480	4,892,443
Vista Outdoor, Inc.(a)	273,200	2,652,772
YETI Holdings, Inc.(a)	310,610	9,970,581
Total		24,327,145
Multiline Retail 0.5%
Big Lots, Inc.	184,330	7,142,788
Macy’s, Inc.	1,459,870	9,284,773
Total		16,427,561
Specialty Retail 3.1%
Abercrombie & Fitch Co., Class A	296,490	3,445,214
America’s Car-Mart, Inc.(a)	29,160	2,320,261
Asbury Automotive Group, Inc.(a)	91,410	6,607,115
Barnes & Noble Education, Inc.(a)	182,543	282,942
Boot Barn Holdings, Inc.(a)	134,950	2,898,726
Buckle, Inc. (The)	134,881	1,899,124
Caleres, Inc.	192,354	1,379,178
Cato Corp. (The), Class A	102,665	995,850
Chico’s FAS, Inc.	560,420	756,567
Children’s Place, Inc. (The)	68,551	2,854,464
Conn’s, Inc.(a)	90,120	650,666
Designer Brands, Inc.	260,670	1,597,907
Express, Inc.(a)	317,800	622,888
GameStop Corp., Class A(a)	311,450	1,264,487
Common Stocks (continued)
Issuer	Shares	Value ($)
Genesco, Inc.(a)	67,322	1,244,784
Group 1 Automotive, Inc.	82,685	5,204,194
Guess?, Inc.	201,570	1,929,025
Haverty Furniture Companies, Inc.	85,466	1,478,562
Hibbett Sports, Inc.(a)	83,293	1,609,221
Lithia Motors, Inc., Class A	106,982	12,900,959
Lumber Liquidators Holdings, Inc.(a)	135,638	1,348,242
MarineMax, Inc.(a)	101,359	1,928,862
Michaels Companies, Inc. (The)(a)	360,610	1,391,955
Monro, Inc.	157,191	8,661,224
Office Depot, Inc.	2,581,860	6,377,194
Rent-A-Center, Inc.	232,820	5,927,597
Shoe Carnival, Inc.	42,240	1,097,818
Signet Jewelers Ltd.	247,310	2,609,120
Sleep Number Corp.(a)	134,301	4,186,162
Sonic Automotive, Inc., Class A	114,621	3,012,240
Tailored Brands, Inc.	239,260	308,645
Zumiez, Inc.(a)	96,318	2,347,270
Total		91,138,463
Textiles, Apparel & Luxury Goods 1.6%
Capri Holdings Ltd.(a)	716,400	10,774,656
Crocs, Inc.(a)	324,118	9,285,981
Fossil Group, Inc.(a)	219,570	669,689
G-III Apparel Group Ltd.(a)	203,350	2,100,605
Kontoor Brands, Inc.	220,610	3,225,318
Movado Group, Inc.	77,543	814,202
Oxford Industries, Inc.	80,486	3,430,313
Steven Madden Ltd.	365,533	8,597,336
Unifi, Inc.(a)	69,030	947,782
Vera Bradley, Inc.(a)	110,800	581,700
Wolverine World Wide, Inc.	382,102	8,001,216
Total		48,428,798
Total Consumer Discretionary		437,899,534
Consumer Staples 3.7%
Beverages 0.3%
Coca-Cola Bottling Co. Consolidated	21,930	5,338,420
MGP Ingredients, Inc.	62,750	2,353,752
National Beverage Corp.(a)	55,000	3,133,900
Total		10,826,072

2	Columbia Small Cap Index Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Columbia Small Cap Index Fund, May 31, 2020 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Food & Staples Retailing 0.6%
Andersons, Inc. (The)	154,019	1,996,086
PriceSmart, Inc.	105,320	5,727,302
SpartanNash Co.	171,719	3,676,504
The Chefs’ Warehouse(a)	120,380	1,781,624
United Natural Foods, Inc.(a)	251,910	4,937,436
Total		18,118,952
Food Products 1.2%
B&G Foods, Inc.	302,576	7,025,815
Calavo Growers, Inc.	77,312	4,523,525
Cal-Maine Foods, Inc.(a)	143,086	6,375,912
Fresh Del Monte Produce, Inc.	143,110	3,562,008
J&J Snack Foods Corp.	70,537	9,073,174
John B. Sanfilippo & Son, Inc.	41,540	3,611,488
Seneca Foods Corp., Class A(a)	32,323	1,178,820
Total		35,350,742
Household Products 0.7%
Central Garden & Pet Co.(a)	46,330	1,699,848
Central Garden & Pet Co., Class A(a)	189,832	6,503,644
WD-40 Co.	64,749	12,422,096
Total		20,625,588
Personal Products 0.5%
Inter Parfums, Inc.	83,249	3,863,586
Medifast, Inc.	54,879	5,616,317
Usana Health Sciences, Inc.(a)	59,310	5,024,743
Total		14,504,646
Tobacco 0.4%
Universal Corp.	117,190	5,163,391
Vector Group Ltd.	544,620	6,225,007
Total		11,388,398
Total Consumer Staples		110,814,398
Energy 3.0%
Energy Equipment & Services 1.6%
Archrock, Inc.	602,870	3,828,224
Core Laboratories NV	209,650	4,239,123
DMC Global Inc	69,190	1,975,374
Dril-Quip, Inc.(a)	170,940	5,194,867
Era Group, Inc.(a)	93,539	468,630
Common Stocks (continued)
Issuer	Shares	Value ($)
Exterran Corp.(a)	132,930	853,411
Geospace Technologies Corp.(a)	64,400	507,472
Helix Energy Solutions Group, Inc.(a)	667,890	2,244,110
Helmerich & Payne, Inc.	510,670	10,279,787
Matrix Service Co.(a)	128,326	1,414,153
Nabors Industries Ltd.	31,931	1,183,363
Newpark Resources, Inc.(a)	423,850	856,177
Oceaneering International, Inc.(a)	467,390	3,000,644
Oil States International, Inc.(a)	285,850	1,212,004
Patterson-UTI Energy, Inc.	913,540	3,370,963
ProPetro Holding Corp.(a)	389,040	1,925,748
RPC, Inc.(a)	243,220	773,440
SEACOR Holdings, Inc.(a)	82,944	2,222,899
Tetra Technologies, Inc.(a)	593,119	195,729
US Silica Holdings, Inc.	347,570	1,025,332
Valaris PLC(a)	934,870	313,088
Total		47,084,538
Oil, Gas & Consumable Fuels 1.4%
Bonanza Creek Energy, Inc.(a)	87,740	1,482,806
Callon Petroleum Co.(a)	1,844,760	1,233,591
CONSOL Energy, Inc.(a)	122,370	833,340
Denbury Resources, Inc.(a)	2,327,800	495,821
Dorian LPG Ltd.(a)	136,710	1,123,756
Green Plains, Inc.(a)	159,680	1,365,264
Gulfport Energy Corp.(a)	686,640	1,036,826
HighPoint Resources Corp.(a)	514,850	123,564
Laredo Petroleum, Inc.	851,460	722,464
Oasis Petroleum, Inc.(a)	1,366,230	629,286
Par Pacific Holdings, Inc.(a)	174,100	1,617,389
PDC Energy, Inc.(a)	458,687	5,586,808
Penn Virginia Corp.(a)	63,590	558,320
QEP Resources, Inc.	1,123,450	958,977
Range Resources Corp.	985,930	5,905,721
Renewable Energy Group, Inc.(a)	184,090	5,237,360
REX American Resources Corp.(a)	26,460	1,551,879
Ring Energy, Inc.(a)	281,930	335,497
SM Energy Co.	501,200	1,764,224

Columbia Small Cap Index Fund | Quarterly Report 2020	3

Portfolio of Investments   (continued)
Columbia Small Cap Index Fund, May 31, 2020 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Southwestern Energy Co.(a)	2,557,350	7,697,623
Talos Energy, Inc.(a)	94,740	1,151,091
Total		41,411,607
Total Energy		88,496,145
Financials 15.2%
Banks 8.0%
Allegiance Bancshares, Inc.	90,460	2,316,681
Ameris Bancorp	309,370	7,496,035
Banc of California, Inc.	211,950	2,320,853
Banner Corp.	166,693	6,260,989
Berkshire Hills Bancorp, Inc.	202,900	2,195,378
Boston Private Financial Holdings, Inc.	393,275	2,701,799
Brookline Bancorp, Inc.	376,864	3,504,835
Cadence BanCorp	604,810	4,880,817
Central Pacific Financial Corp.	134,070	2,159,868
City Holding Co.	77,020	4,844,558
Columbia Banking System, Inc.	340,805	8,302,010
Community Bank System, Inc.	244,270	14,514,523
Customers Bancorp, Inc.(a)	136,130	1,509,682
CVB Financial Corp.	628,834	12,268,551
Dime Community Bancshares, Inc.	145,694	2,102,364
Eagle Bancorp, Inc.	158,670	5,134,561
First BanCorp	1,026,909	5,617,192
First Commonwealth Financial Corp.	464,492	3,799,545
First Financial Bancorp	469,525	6,239,987
First Midwest Bancorp, Inc.	519,562	6,780,284
Franklin Financial Network, Inc.	63,270	1,560,238
Glacier Bancorp, Inc.	405,047	16,683,886
Great Western Bancorp, Inc.	265,910	3,786,558
Hanmi Financial Corp.	147,000	1,327,410
Heritage Financial Corp.	173,000	3,287,000
Hope Bancorp, Inc.	598,592	5,683,631
Independent Bank Corp.	162,396	11,281,650
National Bank Holdings Corp., Class A	147,270	3,873,201
NBT Bancorp, Inc.	206,890	6,479,795
OFG Bancorp	242,590	2,947,468
Old National Bancorp	803,306	10,916,929
Opus Bank	102,070	1,989,344
Pacific Premier Bancorp, Inc.	280,460	6,063,545
Common Stocks (continued)
Issuer	Shares	Value ($)
Preferred Bank	64,290	2,415,375
S&T Bancorp, Inc.	182,057	4,048,948
Seacoast Banking Corp. of Florida(a)	243,230	5,290,252
ServisFirst Bancshares, Inc.	217,750	7,595,120
Simmons First National Corp., Class A	538,424	9,233,972
Southside Bancshares, Inc.	149,965	4,229,013
Tompkins Financial Corp.	57,883	3,724,771
Triumph Bancorp, Inc.(a)	110,220	2,705,901
United Community Banks, Inc.	373,145	7,294,985
Veritex Holdings, Inc.	223,151	3,909,606
Westamerica BanCorp	127,820	7,538,824
Total		238,817,934
Capital Markets 0.8%
Blucora, Inc.(a)	231,229	2,809,432
Donnelley Financial Solutions, Inc.(a)	147,466	1,201,848
Greenhill & Co., Inc.	70,320	701,090
INTL FCStone, Inc.(a)	76,960	3,925,730
Piper Sandler Companies	81,818	4,879,625
Virtus Investment Partners, Inc.	34,597	3,216,829
Waddell & Reed Financial, Inc., Class A	332,240	4,332,410
WisdomTree Investments, Inc.	557,310	1,666,357
Total		22,733,321
Consumer Finance 0.8%
Encore Capital Group, Inc.(a)	130,595	4,149,003
Enova International, Inc.(a)	159,551	2,257,647
Ezcorp, Inc., Class A(a)	248,344	1,281,455
Green Dot Corp., Class A(a)	223,830	8,545,830
PRA Group, Inc.(a)	214,544	7,320,241
World Acceptance Corp.(a)	26,180	1,740,970
Total		25,295,146
Diversified Financial Services 0.2%
FGL Holdings	617,870	5,153,036
Insurance 3.1%
Ambac Financial Group, Inc.(a)	215,220	2,888,252
American Equity Investment Life Holding Co.	430,150	9,329,954
AMERISAFE, Inc.	91,180	5,596,628
eHealth, Inc.(a)	117,628	15,341,044
Employers Holdings, Inc.	150,306	4,492,646

4	Columbia Small Cap Index Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Columbia Small Cap Index Fund, May 31, 2020 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
HCI Group, Inc.	30,300	1,358,955
Horace Mann Educators Corp.	194,747	7,112,160
James River Group Holdings Ltd.	143,650	5,554,946
Kinsale Capital Group, Inc.	97,360	14,537,795
Palomar Holdings, Inc.(a)	83,020	6,178,348
ProAssurance Corp.	254,136	3,507,077
Safety Insurance Group, Inc.	69,047	5,264,143
Stewart Information Services Corp.	112,000	3,451,840
Third Point Reinsurance Ltd.(a)	378,370	2,792,371
United Fire Group, Inc.	100,525	2,697,086
United Insurance Holdings Corp.	98,040	768,634
Universal Insurance Holdings, Inc.	144,350	2,578,091
Total		93,449,970
Mortgage Real Estate Investment Trusts (REITS) 0.9%
Apollo Commercial Real Estate Finance, Inc.	674,610	5,552,040
ARMOUR Residential REIT, Inc.	278,230	2,178,541
Capstead Mortgage Corp.	446,965	2,261,643
Granite Point Mortgage Trust, Inc.	259,150	1,275,018
Invesco Mortgage Capital, Inc.	759,710	2,104,397
KKR Real Estate Finance Trust, Inc.	114,070	1,846,793
New York Mortgage Trust, Inc.	1,726,190	3,590,475
PennyMac Mortgage Investment Trust	473,310	5,211,143
Ready Capital Corp.	175,179	1,028,301
Redwood Trust, Inc.	532,400	2,848,340
Total		27,896,691
Thrifts & Mortgage Finance 1.4%
Axos Financial, Inc.(a)	251,920	5,491,856
Flagstar Bancorp, Inc.	162,860	4,771,798
HomeStreet, Inc.	115,330	2,747,161
Meta Financial Group, Inc.	163,360	2,960,083
NMI Holdings, Inc., Class A(a)	321,180	4,934,931
Northfield Bancorp, Inc.	204,450	2,234,638
Northwest Bancshares, Inc.	558,656	5,564,214
Provident Financial Services, Inc.	283,701	3,696,624
TrustCo Bank Corp.	457,885	2,884,675
Walker & Dunlop, Inc.	135,400	5,483,700
Total		40,769,680
Total Financials		454,115,778
Common Stocks (continued)
Issuer	Shares	Value ($)
Health Care 13.0%
Biotechnology 2.6%
Anika Therapeutics, Inc.(a)	67,410	2,260,257
Coherus Biosciences, Inc.(a)	283,210	5,279,034
Cytokinetics, Inc.(a)	279,130	5,780,782
Eagle Pharmaceuticals, Inc.(a)	47,800	2,450,228
Emergent Biosolutions, Inc.(a)	207,309	17,308,229
Enanta Pharmaceuticals, Inc.(a)	75,490	3,886,980
Momenta Pharmaceuticals, Inc.(a)	536,411	16,886,218
Myriad Genetics, Inc.(a)	351,450	5,106,569
Progenics Pharmaceuticals, Inc.(a)	408,300	1,733,234
REGENXBIO, Inc.(a)	148,080	5,576,693
Spectrum Pharmaceuticals, Inc.(a)	533,745	1,569,210
Vanda Pharmaceuticals, Inc.(a)	251,990	2,953,323
Xencor, Inc.(a)	233,140	7,052,485
Total		77,843,242
Health Care Equipment & Supplies 3.8%
Angiodynamics, Inc.(a)	177,740	1,814,725
Cardiovascular Systems, Inc.(a)	166,300	6,439,136
CONMED Corp.	134,078	9,842,666
CryoLife, Inc.(a)	177,190	4,027,529
Cutera, Inc.(a)	67,240	892,947
Glaukos Corp.(a)	184,210	7,180,506
Heska Corp.(a)	33,280	2,926,310
Inogen, Inc.(a)	86,260	3,277,880
Integer Holdings Corp.(a)	154,392	12,224,759
Invacare Corp.	159,092	980,007
Lantheus Holdings, Inc.(a)	185,430	2,545,954
LeMaitre Vascular, Inc.	77,450	2,082,630
Meridian Bioscience, Inc.(a)	201,930	3,121,838
Merit Medical Systems, Inc.(a)	260,838	11,735,102
Mesa Laboratories, Inc.	18,970	5,012,822
Natus Medical, Inc.(a)	161,060	3,446,684
Neogen Corp.(a)	247,675	17,639,413
OraSure Technologies, Inc.(a)	291,620	4,240,155
Orthofix Medical, Inc.(a)	90,030	3,068,222
SurModics, Inc.(a)	64,009	2,367,053

Columbia Small Cap Index Fund | Quarterly Report 2020	5

Portfolio of Investments   (continued)
Columbia Small Cap Index Fund, May 31, 2020 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Tactile Systems Technology, Inc.(a)	89,900	4,355,655
Varex Imaging Corp.(a)	181,280	3,400,813
Total		112,622,806
Health Care Providers & Services 2.9%
Addus HomeCare Corp.(a)	63,950	6,328,492
AMN Healthcare Services, Inc.(a)	220,690	9,789,808
BioTelemetry, Inc.(a)	160,590	7,576,636
Community Health Systems, Inc.(a)	556,750	1,753,763
Corvel Corp.(a)	42,318	2,872,969
Covetrus, Inc.(a)	460,860	7,041,941
Cross Country Healthcare, Inc.(a)	174,221	1,057,522
Ensign Group, Inc. (The)	236,938	10,358,929
Hanger, Inc.(a)	176,400	3,238,704
Magellan Health, Inc.(a)	102,886	7,715,421
Owens & Minor, Inc.	296,940	2,354,734
Pennant Group, Inc. (The)(a)	123,669	3,152,323
Providence Service Corp. (The)(a)	54,240	4,366,320
RadNet, Inc.(a)	197,130	3,359,095
Select Medical Holdings Corp.(a)	507,700	8,194,278
Tivity Health, Inc.(a)	204,077	2,173,420
U.S. Physical Therapy, Inc.	60,350	4,474,349
Total		85,808,704
Health Care Technology 1.4%
Computer Programs & Systems, Inc.	59,011	1,305,323
HealthStream, Inc.(a)	120,849	2,752,940
HMS Holdings Corp.(a)	416,220	13,002,713
NextGen Healthcare, Inc.(a)	228,763	2,360,834
Omnicell, Inc.(a)	198,135	13,257,213
Simulations Plus, Inc.	57,100	2,893,257
Tabula Rasa HealthCare, Inc.(a)	92,880	4,962,579
Total		40,534,859
Life Sciences Tools & Services 1.0%
Luminex Corp.	197,944	6,167,935
Medpace Holdings, Inc.(a)	129,370	12,008,124
NeoGenomics, Inc.(a)	493,270	13,165,376
Total		31,341,435
Common Stocks (continued)
Issuer	Shares	Value ($)
Pharmaceuticals 1.3%
AMAG Pharmaceuticals, Inc.(a)	160,240	1,235,450
Amphastar Pharmaceuticals, Inc.(a)	161,880	3,017,443
ANI Pharmaceuticals, Inc.(a)	43,950	1,365,087
Corcept Therapeutics, Inc.(a)	485,930	7,356,980
Endo International PLC(a)	953,550	3,680,703
Innoviva, Inc.(a)	315,800	4,411,726
Lannett Co., Inc.(a)	158,170	1,210,001
Pacira Pharmaceuticals, Inc.(a)	197,160	8,665,182
Phibro Animal Health Corp., Class A	95,850	2,511,270
Supernus Pharmaceuticals, Inc.(a)	247,860	5,978,383
Total		39,432,225
Total Health Care		387,583,271
Industrials 17.5%
Aerospace & Defense 1.5%
AAR Corp.	155,303	3,132,462
Aerojet Rocketdyne Holdings, Inc.(a)	342,037	14,998,322
Aerovironment, Inc.(a)	102,009	7,225,298
Cubic Corp.	147,757	6,089,066
Moog, Inc., Class A	152,294	8,268,041
National Presto Industries, Inc.	23,797	2,141,492
Park Aerospace Corp.	92,087	1,117,015
Triumph Group, Inc.	236,630	1,772,359
Total		44,744,055
Air Freight & Logistics 0.7%
Atlas Air Worldwide Holdings, Inc.(a)	122,225	4,774,109
Echo Global Logistics, Inc.(a)	128,960	2,669,472
Forward Air Corp.	133,099	6,612,358
HUB Group, Inc., Class A(a)	157,677	7,374,553
Total		21,430,492
Airlines 0.6%
Allegiant Travel Co.	62,332	6,641,474
Hawaiian Holdings, Inc.	220,120	3,176,332
Skywest, Inc.	238,209	7,639,363
Total		17,457,169

6	Columbia Small Cap Index Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Columbia Small Cap Index Fund, May 31, 2020 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Building Products 2.3%
AAON, Inc.	191,989	10,400,044
American Woodmark Corp.(a)	73,550	4,615,998
Apogee Enterprises, Inc.	125,450	2,590,542
Gibraltar Industries, Inc.(a)	152,467	6,710,073
Griffon Corp.	201,235	3,380,748
Insteel Industries, Inc.	86,450	1,525,842
Patrick Industries, Inc.	105,540	5,474,360
PGT, Inc.(a)	275,930	3,755,407
Quanex Building Products Corp.	156,674	1,942,758
Simpson Manufacturing Co., Inc.	190,576	15,257,515
UFP Industries, Inc.	290,040	13,263,529
Total		68,916,816
Commercial Services & Supplies 2.0%
ABM Industries, Inc.	313,778	9,642,398
Brady Corp., Class A	235,116	12,021,481
Harsco Corp.(a)	371,380	4,144,601
Interface, Inc.	275,999	2,343,231
Matthews International Corp., Class A	148,070	3,065,049
Mobile Mini, Inc.	208,459	6,679,026
Pitney Bowes, Inc.	807,170	1,912,993
RR Donnelley & Sons Co.	334,963	365,110
Team, Inc.(a)	143,450	707,208
Unifirst Corp.	72,292	12,998,102
US Ecology, Inc.	120,230	4,048,144
Viad Corp.	96,032	1,761,227
Total		59,688,570
Construction & Engineering 0.8%
Aegion Corp.(a)	145,318	2,181,223
Arcosa, Inc.	228,620	8,726,425
Comfort Systems U.S.A., Inc.	173,273	6,411,101
Granite Construction, Inc.	220,830	3,886,608
MYR Group, Inc.(a)	78,650	2,265,907
Total		23,471,264
Common Stocks (continued)
Issuer	Shares	Value ($)
Electrical Equipment 0.7%
AZZ, Inc.	123,555	3,911,751
Encore Wire Corp.	99,034	4,782,352
Powell Industries, Inc.	41,615	1,106,959
Sunrun, Inc.(a)	368,120	6,147,604
Vicor Corp.(a)	86,619	5,282,027
Total		21,230,693
Industrial Conglomerates 0.1%
Raven Industries, Inc.	168,950	3,623,978
Machinery 5.7%
Alamo Group, Inc.	45,810	4,733,089
Albany International Corp., Class A	145,042	8,746,033
Astec Industries, Inc.	106,517	4,524,842
Barnes Group, Inc.	225,220	8,508,812
Briggs & Stratton Corp.	200,714	329,171
Chart Industries, Inc.(a)	169,130	6,638,352
CIRCOR International, Inc.(a)	94,062	1,512,517
Enerpac Tool Group Corp.	254,544	4,556,338
EnPro Industries, Inc.	98,193	4,426,540
ESCO Technologies, Inc.	122,752	10,140,543
Federal Signal Corp.	285,866	8,330,135
Franklin Electric Co., Inc.	181,796	9,220,693
Greenbrier Companies, Inc. (The)	154,000	3,267,880
Hillenbrand, Inc.	350,125	9,012,217
John Bean Technologies Corp.	149,608	12,290,297
Lindsay Corp.	51,088	4,798,185
Lydall, Inc.(a)	82,788	895,766
Meritor, Inc.(a)	349,190	7,116,492
Mueller Industries, Inc.	269,070	7,205,695
Proto Labs, Inc.(a)	126,420	15,973,167
SPX Corp.(a)	208,560	8,338,229
SPX FLOW, Inc.(a)	201,110	6,954,384
Standex International Corp.	58,878	3,115,235
Tennant Co.	86,300	5,518,022
Titan International, Inc.	236,410	290,784
Wabash National Corp.	255,560	2,440,598
Watts Water Technologies, Inc., Class A	130,405	10,844,480
Total		169,728,496

Columbia Small Cap Index Fund | Quarterly Report 2020	7

Portfolio of Investments   (continued)
Columbia Small Cap Index Fund, May 31, 2020 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Marine 0.2%
Matson, Inc.	202,520	5,785,996
Professional Services 1.2%
Exponent, Inc.	244,870	18,179,149
Forrester Research, Inc.(a)	50,150	1,574,710
Heidrick & Struggles International, Inc.	90,572	2,008,887
Kelly Services, Inc., Class A	156,789	2,350,267
Korn/Ferry International	261,337	7,908,057
Resources Connection, Inc.	142,237	1,563,185
TrueBlue, Inc.(a)	184,041	2,845,274
Total		36,429,529
Road & Rail 0.9%
ArcBest Corp.	120,505	2,698,107
Heartland Express, Inc.	220,876	4,837,185
Marten Transport Ltd.	183,453	4,694,562
Saia, Inc.(a)	122,530	13,287,153
Total		25,517,007
Trading Companies & Distributors 0.8%
Applied Industrial Technologies, Inc.	182,631	10,592,598
DXP Enterprises, Inc.(a)	75,680	1,334,239
Foundation Building Materials, Inc.(a)	83,270	1,109,156
GMS, Inc.(a)	199,230	4,082,223
Kaman Corp.	131,631	5,265,240
Veritiv Corp.(a)	60,090	748,721
Total		23,132,177
Total Industrials		521,156,242
Information Technology 15.1%
Communications Equipment 1.0%
ADTRAN, Inc.	225,950	2,575,830
Applied Optoelectronics, Inc.(a)	90,290	797,261
CalAmp Corp.(a)	161,195	1,241,201
Comtech Telecommunications Corp.	115,227	2,052,193
Digi International, Inc.(a)	133,767	1,488,827
Extreme Networks, Inc.(a)	574,340	1,895,322
Harmonic, Inc.(a)	453,046	2,441,918
NETGEAR, Inc.(a)	142,435	3,664,852
Common Stocks (continued)
Issuer	Shares	Value ($)
Plantronics, Inc.	154,640	2,014,959
Viavi Solutions, Inc.(a)	1,085,640	12,582,568
Total		30,754,931
Electronic Equipment, Instruments & Components 4.6%
Anixter International, Inc.(a)	142,241	13,613,886
Arlo Technologies, Inc.(a)	357,677	790,466
Badger Meter, Inc.	137,536	8,415,828
Bel Fuse, Inc., Class B	47,850	448,355
Benchmark Electronics, Inc.	177,771	3,766,967
CTS Corp.	154,027	3,286,936
Daktronics, Inc.	177,043	750,662
ePlus, Inc.(a)	63,810	4,703,435
Fabrinet(a)	174,820	11,177,991
FARO Technologies, Inc.(a)	82,226	4,627,679
Insight Enterprises, Inc.(a)	169,084	8,667,246
Itron, Inc.(a)	166,380	10,718,200
KEMET Corp.	274,460	7,418,654
Knowles Corp.(a)	406,550	6,114,512
Methode Electronics, Inc.	175,241	5,493,805
MTS Systems Corp.	84,101	1,481,019
OSI Systems, Inc.(a)	80,657	6,111,381
PC Connection, Inc.	52,220	2,260,082
Plexus Corp.(a)	137,854	8,852,984
Rogers Corp.(a)	87,746	9,499,382
Sanmina Corp.(a)	330,610	8,797,532
Scansource, Inc.(a)	119,365	2,942,347
TTM Technologies, Inc.(a)	463,513	5,362,845
Total		135,302,194
IT Services 2.3%
Cardtronics PLC, Class A(a)	170,688	4,128,943
CSG Systems International, Inc.	155,657	7,370,359
EVERTEC, Inc.	282,050	8,213,296
ExlService Holdings, Inc.(a)	161,080	9,853,263
Mantech International Corp., Class A	127,150	9,884,641
NIC, Inc.	316,375	7,611,982
Perficient, Inc.(a)	154,073	5,244,645
Sykes Enterprises, Inc.(a)	182,053	4,962,765
TTEC Holdings, Inc.	83,455	3,535,154

8	Columbia Small Cap Index Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Columbia Small Cap Index Fund, May 31, 2020 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Unisys Corp.(a)	244,670	2,779,451
Virtusa Corp.(a)	140,998	4,239,810
Total		67,824,309
Semiconductors & Semiconductor Equipment 4.0%
Advanced Energy Industries, Inc.(a)	180,993	12,095,762
Axcelis Technologies, Inc.(a)	153,170	4,112,615
Brooks Automation, Inc.	341,569	13,652,513
Ceva, Inc.(a)	103,905	3,581,605
Cohu, Inc.	194,956	2,936,037
Diodes, Inc.(a)	195,327	9,500,705
DSP Group, Inc.(a)	108,683	1,958,468
Formfactor, Inc.(a)	357,640	9,001,799
Ichor Holdings Ltd.(a)	106,280	2,417,870
Kulicke & Soffa Industries, Inc.	299,575	6,698,497
MaxLinear, Inc., Class A(a)	307,680	5,329,018
Onto Innovation, Inc.(a)	231,789	7,204,002
PDF Solutions, Inc.(a)	131,440	2,242,366
Photronics, Inc.(a)	317,470	3,806,465
Power Integrations, Inc.	139,004	15,061,083
Rambus, Inc.(a)	526,750	8,185,695
SMART Global Holdings, Inc.(a)	62,160	1,664,645
Ultra Clean Holdings, Inc.(a)	188,060	3,898,484
Veeco Instruments, Inc.(a)	231,044	2,712,457
Xperi Corp.	234,064	3,218,380
Total		119,278,466
Software 3.0%
8x8, Inc.(a)	473,520	6,884,981
Agilysys, Inc.(a)	96,124	1,848,464
Alarm.com Holdings, Inc.(a)	199,550	9,436,719
Bottomline Technologies de, Inc.(a)	180,062	9,111,137
Ebix, Inc.	105,178	2,357,039
LivePerson, Inc.(a)	290,862	10,892,782
MicroStrategy, Inc., Class A(a)	38,889	4,840,903
OneSpan, Inc.(a)	153,843	3,126,090
Progress Software Corp.	211,593	8,548,357
Qualys, Inc.(a)	157,490	18,161,747
SPS Commerce, Inc.(a)	164,600	11,219,136
TiVo Corp.(a)	598,320	3,643,769
Total		90,071,124
Common Stocks (continued)
Issuer	Shares	Value ($)
Technology Hardware, Storage & Peripherals 0.2%
3D Systems Corp.(a)	559,480	4,123,368
Diebold, Inc.(a)	362,810	1,737,860
Total		5,861,228
Total Information Technology		449,092,252
Materials 4.9%
Chemicals 2.8%
AdvanSix, Inc.(a)	131,870	1,561,341
American Vanguard Corp.	125,501	1,669,163
Balchem Corp.	151,982	15,296,988
Ferro Corp.(a)	387,260	4,654,865
FutureFuel Corp.	121,930	1,594,844
GCP Applied Technologies(a)	254,120	5,117,977
Hawkins, Inc.	44,697	1,917,501
HB Fuller Co.	240,863	9,061,266
Innospec, Inc.	115,730	8,921,626
Koppers Holdings, Inc.(a)	97,792	1,620,414
Kraton Performance Polymers, Inc.(a)	149,785	2,284,221
Livent Corp.(a)	689,690	4,648,511
Quaker Chemical Corp.	61,153	10,447,990
Rayonier Advanced Materials, Inc.	235,930	511,968
Stepan Co.	94,629	9,194,154
Tredegar Corp.	116,598	1,785,115
Trinseo SA	185,110	3,809,564
Total		84,097,508
Construction Materials 0.1%
U.S. Concrete, Inc.(a)	74,950	1,563,457
Containers & Packaging 0.1%
Myers Industries, Inc.	167,809	2,283,881
Metals & Mining 1.2%
Arconic Corp.(a)	457,530	6,620,459
Century Aluminum Co.(a)	235,184	1,401,697
Cleveland-Cliffs, Inc.	1,874,030	9,782,437
Haynes International, Inc.	59,124	1,349,801
Kaiser Aluminum Corp.	75,019	5,382,613
Materion Corp.	96,389	5,060,422
Olympic Steel, Inc.	43,114	475,547
SunCoke Energy, Inc.	409,877	1,397,681

Columbia Small Cap Index Fund | Quarterly Report 2020	9

Portfolio of Investments   (continued)
Columbia Small Cap Index Fund, May 31, 2020 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
TimkenSteel Corp.(a)	188,460	659,610
Warrior Met Coal, Inc.	241,290	3,397,363
Total		35,527,630
Paper & Forest Products 0.7%
Boise Cascade Co.	184,140	6,266,284
Clearwater Paper Corp.(a)	78,031	2,260,558
Mercer International, Inc.	189,140	1,526,360
Neenah, Inc.	79,445	4,016,739
PH Glatfelter Co.	208,689	3,215,898
Schweitzer-Mauduit International, Inc.	145,977	4,436,241
Total		21,722,080
Total Materials		145,194,556
Real Estate 7.2%
Equity Real Estate Investment Trusts (REITS) 6.8%
Acadia Realty Trust	410,792	4,818,590
Agree Realty Corp.	227,105	14,255,381
Alexander & Baldwin, Inc.	320,900	3,661,469
American Assets Trust, Inc.	226,610	5,930,384
Armada Hoffler Properties, Inc.	261,850	2,257,147
CareTrust REIT, Inc.	451,456	8,410,625
CBL & Associates Properties, Inc.(a)	819,710	246,241
Cedar Realty Trust, Inc.	406,036	302,294
Chatham Lodging Trust	221,700	1,496,475
Community Healthcare Trust, Inc.	96,080	3,499,234
DiamondRock Hospitality Co.	945,828	5,665,510
Diversified Healthcare Trust	1,117,140	3,999,361
Easterly Government Properties, Inc.	350,360	8,783,525
Essential Properties Realty Trust, Inc.	415,440	5,666,602
Four Corners Property Trust, Inc.	325,594	7,039,342
Franklin Street Properties Corp.	506,615	2,705,324
Getty Realty Corp.	161,566	4,300,887
Global Net Lease, Inc.	422,640	5,929,639
Hersha Hospitality Trust	169,650	855,036
Independence Realty Trust, Inc.	429,430	4,247,063
Industrial Logistics Properties Trust	307,950	5,774,062
Innovative Industrial Properties, Inc.	80,490	6,577,643
Investors Real Estate Trust	54,920	3,893,828
iStar, Inc.	353,080	3,859,164
Kite Realty Group Trust	396,750	3,848,475
Common Stocks (continued)
Issuer	Shares	Value ($)
Lexington Realty Trust	1,171,079	11,382,888
LTC Properties, Inc.	187,811	6,913,323
National Storage Affiliates Trust	280,300	8,411,803
NexPoint Residential Trust, Inc.	106,450	3,404,271
Office Properties Income Trust	227,735	5,759,418
Pennsylvania Real Estate Investment Trust	282,264	318,958
Retail Opportunity Investments Corp.	548,020	5,145,908
RPT Realty	379,740	2,191,100
Safehold, Inc.	62,450	3,421,635
Saul Centers, Inc.	55,662	1,691,012
Summit Hotel Properties, Inc.	496,850	3,105,312
Tanger Factory Outlet Centers, Inc.	438,870	2,699,051
Uniti Group, Inc.	913,130	7,533,322
Universal Health Realty Income Trust	59,796	5,584,348
Urstadt Biddle Properties, Inc., Class A	141,226	1,802,044
Washington Prime Group, Inc.	881,590	564,747
Washington Real Estate Investment Trust	380,770	8,350,286
Whitestone REIT	191,980	1,180,677
Xenia Hotels & Resorts, Inc.	532,180	4,789,620
Total		202,273,024
Real Estate Management & Development 0.4%
Marcus & Millichap, Inc.(a)	110,930	3,058,340
RE/MAX Holdings, Inc., Class A	84,270	2,358,717
Realogy Holdings Corp.	540,200	3,273,612
St. Joe Co. (The)(a)	148,770	2,863,823
Total		11,554,492
Total Real Estate		213,827,516
Utilities 2.4%
Electric Utilities 0.5%
El Paso Electric Co.	192,455	13,081,166
Gas Utilities 0.7%
Northwest Natural Holding Co.	143,795	9,218,698
South Jersey Industries, Inc.	436,506	12,379,310
Total		21,598,008
Multi-Utilities 0.4%
Avista Corp.	315,174	12,345,366

10	Columbia Small Cap Index Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Columbia Small Cap Index Fund, May 31, 2020 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Water Utilities 0.8%
American States Water Co.	174,044	14,273,348
California Water Service Group	227,460	10,690,620
Total		24,963,968
Total Utilities		71,988,508
Total Common Stocks (Cost $2,621,162,742)		2,959,512,616

Exchange-Traded Equity Funds 0.3%
	Shares	Value ($)
U.S. Small Cap 0.3%
iShares Core S&P Small-Cap ETF	117,500	7,771,450
Total Exchange-Traded Equity Funds (Cost $8,561,050)		7,771,450

Money Market Funds 1.0%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.308%(b),(c)	29,658,529	29,661,495
Total Money Market Funds (Cost $29,657,382)		29,661,495
Total Investments in Securities (Cost: $2,659,381,174)		2,996,945,561
Other Assets & Liabilities, Net		(19,884,022)
Net Assets		2,977,061,539

At May 31, 2020, securities and/or cash totaling $3,193,600 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Russell 2000 Index E-mini	240	06/2020	USD	16,713,600	3,652,416	—
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at May 31, 2020.
(c)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended May 31, 2020 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 0.308%
	4,270,988	159,663,885	(134,277,064)	3,686	29,661,495	7,332	43,803	29,658,529
Currency Legend
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Columbia Small Cap Index Fund | Quarterly Report 2020	11